Summary of Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Material Accounting Policy Information [Abstract]
Schedule of Disclosure of the Company's Subsidiaries	Details regarding the Company and its principal subsidiaries as of December 31, 2024 are as follows:

Entity	Property/ function	Registered	Functional currency (1)
Aris Mining Corporation	Corporate	Canada	USD
Aris Mining Holdings Corp.	Corporate	Canada	USD
Aris Mining (Panama) Marmato Inc.	Corporate	Panama	USD
Aris Mining Segovia	Segovia Operations	Colombia	COP
Aris Mining Marmato	Marmato Mine	Colombia	COP
Minerales Andinos de Occidente, S.A.S.	Marmato Zona Alta	Colombia	COP
Minera Croesus S.A.S.	Marmato Zona Alta	Colombia	COP
MIC Global Mining Ventures S.L.	Soto Norte Project	Spain	USD
ETK Inc.	Toroparu Project	Guyana	USD
(1)“USD” = U.S. dollar; “COP” = Colombian peso.

Schedule of Measurement of Financial Assets and Liabilities
The Company has assessed the classification and measurement of its financial assets and financial liabilities as follows:

Classification category

Cash and cash equivalents	Amortized cost
Trade and other receivables	Amortized cost
Cash in trust	Amortized cost
Other long-term receivables	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Soto Norte deferred consideration	Amortized cost
DSU liability	FVTPL
PSU liability	FVTPL
Gold Notes	FVTPL
Warrant liabilities	FVTPL
Embedded derivative asset in Senior Notes	FVTPL
Convertible Debentures	FVTPL
Investments and other assets	FVTPL
Other long-term assets	FVTPL

Schedule of Investments in Associates
The Company conducts a portion of its business through investments in joint arrangements and associates.

Associate	Location	Ownership Interest	Classification and accounting method	Mining properties

Seasif Exploration Inc (“Seasif Exploration“)	Canada	24.3%	Associate; equity method	Meadowbank Project

	Percentage of ownership	Common shares	December 31, 2024	December 31, 2023
Soto Norte (a)	—%	—	$—	$108,527
Seasif Exploration (previously Western Atlas) (c)	24.3%	29,910,588	180	253
Total			$180	$108,780

The income (loss) from investments in associates during the years ended December 31, 2024 and 2023 comprises:

	Year-ended December 31,
	2024	2023
Soto Norte (a)	$(2,811)	$2,650
Denarius (b)	—	(2,463)
Seasif Exploration (previously Western Atlas) (c)	(73)	(128)
Total	$(2,884)	$59
The following table summarizes the change in the carrying amount of the Company’s investment in Soto Norte:

Amount
Investment in associate as of December 31, 2022	$100,772
Company’s share of the income from the associate	2,650
Cash contributions to Soto Norte	5,105
Investment in associate as of December 31, 2023	108,527
Company’s share of the loss from the associate	(2,811)
Cash contributions to Soto Norte	2,647
Reclassification of investment (Note 5)	(108,363)
Investment in associate as of December 31, 2024	$—

Amount
As at December 31, 2022	$51,504
Interest expense	2,246
Repayment	(50,000)
Interest paid	(3,750)
As at December 31, 2023	$—
Summarized financial information for the Soto Norte Project during the period in which the Company exercised significant influence, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies, is as follows:

	Year-ended December 31,
	2024	2023
Project expenses	(13,022)	(10,173)
Net (loss) income and comprehensive (loss) income of associate	(14,054)	13,251
Company’s equity share of the net (loss) income and comprehensive (loss) income of associate – 20%	$(2,811)	$2,650
The following table summarizes the change in the carrying amount of the Company’s investment in Denarius:

	Common shares	Warrants	Total
As of December 31, 2022	$11,960	$409	$12,369
Additions	1,122	—	1,122
Company’s share of the loss from the associate	(783)	—	(783)
Equity share of other comprehensive loss	600	—	600
Loss on dilution	(1,680)	—	(1,680)
Loss on derecognition	(8,142)	—	(8,142)
Reclassification of investment	(3,077)	(409)	(3,486)
Investment in Denarius as at December 31, 2023	$—	$—	$—

	Common shares	Warrants	Convertible Debenture	Total
Reclassification of investment	$3,077	$409	$—	$3,486
Purchase of Denarius Debenture	—	—	3,603	3,603
Change in fair value	919	(160)	1,908	2,667
Other financial asset as at December 31, 2023	$3,996	$249	$5,511	$9,756
Change in fair value	895	(98)	2,071	2,868
Other financial asset as at December 31, 2024	$4,891	$151	$7,582	$12,624
The following table summarizes the change in the carrying amount of the Company’s investment in Seasif Exploration:

Amount
As of December 31, 2022	$381
Company’s share of the loss from the associate	(128)
As of December 31, 2023	$253
Company’s share of the loss from the associate	(73)
Investment in Seasif Exploration as of December 31, 2024	$180

Schedule of Plant and Equipment Useful Life
Depreciation of plant and equipment and other assets is calculated using the straight-line method to allocate their cost to their residual values over the shorter of the life of mine or their estimated useful lives, as follows:

Machinery and equipment	10 years
Transportation equipment	5 years
Office and other equipment	4 to 10 years
Buildings and improvements	20 years

Schedule of Disclosure of Accounting Standard Updates Adjustments

	As at December 31, 2023			As at January 1, 2023
	As previously disclosed	Adjustment	Adjusted balances	As previously disclosed	Adjustment	Adjusted balances
Current portion of long-term debt	$36,826	$—	$36,826	$15,525	$13,181	$28,706
Current portion of warrant liabilities	15,625	10,981	26,606	—	21,794	21,794
Long-term debt	341,005	—	341,005	362,909	(13,181)	349,728
Warrant liabilities	10,981	(10,981)	—	21,794	(21,794)	—